Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     31950    595860  SH          Sole
Adobe Systems        Common    00724F101     32854    752501  SH          Sole
Alcon Inc	     Common    H01301102     32729    227410  SH          Sole
American Express     Common    025816109     32552    548283  SH          Sole
Auto Data Processing Common    053015103     30719    668833  SH          Sole
Autodesk	     Common    052769106     30940    619178  SH          Sole
Bard (C.R)	     Common    067383109     28531    323520  SH	  Sole
Bershire Hathaway B  Common    084670207       534       135  SH          Sole
Cisco Sys Inc        Common    17275R102     51520   1555071  SH          Sole
Coca-Cola CO         Common    191216100     35428    616467  SH          Sole
Ebay Inc.            Common    278642103     34873    893718  SH          Sole
Mastercard	     Common    57636Q104     19224    129920  SH          Sole
Medtronic Inc.       Common    585055106     37594    666444  SH          Sole
Microsoft Corp.      Common    594918104     34906   1184876  SH          Sole
Nike Inc.	     Common    654106103     20932    356838  SH	  Sole
Oracle Corp	     Common    68389X105     45738   2112625  SH          Sole
Pepsico Inc          Common    713448108     35979    491117  SH          Sole
Staples Inc          Common    855030102     18281    850692  SH          Sole
Stryker              Common    863667101     33826    491941  SH          Sole